Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of sources of income before taxes in equity in income of unconsolidated subsidiaries and affiliates
The sources of income before taxes and equity in income of unconsolidated subsidiaries and affiliates for the years ended December 31, 2018, 2017, and 2016 are as follows:

	2018	2017	2016
	(in millions)
Parent country source	$(6)	$(211)	$(70)
Foreign sources	1,472	870	48
Income (loss) before taxes and equity in income of unconsolidated subsidiaries and affiliates	$1,466	$659	$(22)

Schedule of income tax provision
The provision for income taxes for the years ended December 31, 2018, 2017 and 2016 consisted of the following:

	2018	2017	2016
	(in millions)

Current income taxes	$353	$354	$229
Deferred income taxes	64	103	68
Total income tax provision	$417	$457	$297

Schedule of reconciliation of income tax expense
A reconciliation of CNH Industrial’s income tax expense for the years ended December 31, 2018, 2017 and 2016 is as follows:

	2018	2017	2016
	(in millions)
Tax provision at the parent statutory rate	$278	$127	$(4)
Foreign income taxed at different rates	102	94	(12)
Change in valuation allowance	31	166	135
Italian IRAP taxes	21	17	22
Tax contingencies	29	18	(2)
Tax credits and incentives	(66)	(48)	(88)
Venezuela remeasurement, and impairment and deconsolidation charges	—	18	16
Non-deductible EC Settlement	—	—	160
Change in tax rate or law	(8)	46	14
Withholding taxes	7	6	11
Other	23	13	45
Total income tax provision	$417	$457	$297

Schedule of components of net deferred tax assets
The components of net deferred tax assets as of December 31, 2018 and 2017 are as follows:

	2018	2017
	(in millions)
Deferred tax assets:
Inventories	$104	$108
Warranty and campaigns	192	202
Allowance for credit losses	163	184
Marketing and sales incentive programs	268	259
Other risk and future charges reserve	273	312
Pension, postretirement and postemployment benefits	237	408
Measurement of derivative financial instruments	16	1
Research and development costs	420	458
Other reserves	377	394
Tax credits and loss carry forwards	616	684
Less: Valuation allowances	(1,626)	(1,762)
Total deferred tax assets	$1,040	$1,248
Deferred tax liabilities:
Property, plant and equipment	$357	$295
Other	206	195
Total deferred tax liabilities	563	490
Net deferred tax assets	$477	$758

Net deferred tax assets are reflected in the accompanying consolidated balance sheets as of December 31, 2018 and 2017 as follows:

	2018	2017
	(in millions)
Deferred tax assets	$591	$852
Deferred tax liabilities	(114)	(94)
Net deferred tax assets	$477	$758

Schedule of reconciliation of the gross amounts of tax contingencies
A reconciliation of the gross amounts of tax contingencies at the beginning and end of the year is as follows:

	2018	2017
	(in millions)

Balance, beginning of year	$320	$318
Additions based on tax positions related to the current year	22	30
Additions for tax positions of prior years	46	16
Reductions for tax positions of prior years	(60)	(21)
Reductions for tax positions as a result of lapse of statute	(24)	(8)
Settlements	(36)	(15)
Balance, end of year	$268	$320